LONG-TERM DEBTS (Tables)	12 Months Ended
Dec. 31, 2024
LONG-TERM DEBT
Schedule of convertible senior notes

	2023	2024
	RMB (in millions)
Long-term loans	19,061	8,730
2025 Notes	34	—
Securitization debt	4	590
2029 Notes	—	10,814

Total	19,099	20,134

Schedule of long-term loans
As of December 31, 2024, the long-term loans will be due according to the following schedule (RMB in millions):

As of December 31, 2024
2025	6
2026	8,705
2027	—
2028	—
2029	14
Thereafter	11

Total	8,736